Advances for Vessels and Drillships under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Advances For Vessels And Rigs Under Construction And Acquisition
	December 31,
	2013	2014
Balance at beginning of year	$1,201,807	$679,008
Advances for drillships under construction and related costs	1,279,281	691,755
Cancellation of vessel acquisitions	-	(15,240)
Vessels' impairment charge	(43,490)	-
Vessels/drillships delivered	(1,758,590)	(731,539)
Balance at end of year	$679,008	$623,984